Other liabilities - Derivative - financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Swaps [member]
Financial liabilities
Opening value at January 1	€ 90	€ 10
Fair value adjustments	353	90
Settled contracts	(90)	(10)
Closing value at December 31	353	90
Foreign currency forwards
Financial assets
Opening value at January 1	343	1
Settled contracts	€ (343)	(1)
Fair value adjustments		343
Closing value at December 31		€ 343